Carbon Collective Climate Solutions U.S. Equity ETF

SCHEDULE OF INVESTMENTS at April 30, 2023 (Unaudited)

	Shares	Value
Common Stocks - 99.4%
Aerospace & Defense - 0.4%
Archer Aviation, Inc. - Class A (1)	4,610	$9,128
Joby Aviation, Inc. (1)	13,319	57,671
		66,799
Auto Manufacturers - 13.8%
Arrival SA (1)	217	463
Canoo, Inc. (1)	5,481	4,138
Cenntro Electric Group Ltd. (1)	4,981	1,847
Fisker, Inc. - Class A (1)	6,683	43,039
GreenPower Motor Co., Inc. (1)	586	1,653
Hyliion Holdings Corp. (1)	3,237	4,435
Hyzon Motors, Inc. (1)	4,733	3,936
Kandi Technologies Group, Inc. (1)	1,375	4,372
Li Auto, Inc. - Class A - ADR (1)	22,723	533,990
Lightning eMotors, Inc. (1)	65	289
Lucid Group, Inc. (1)	38,298	304,086
Mullen Automotive, Inc. (1)	38,279	2,944
Nikola Corp. (1)	10,863	9,619
NIO, Inc. - Class C - ADR (1)	35,130	276,473
Proterra, Inc. (1)	4,356	5,097
Rivian Automotive, Inc. - Class A (1)	19,129	245,234
Sono Group NV (1)	1,681	366
Tesla, Inc. (1)	4,515	741,860
The Lion Electric Co. (1)	3,592	7,974
Xos, Inc. (1)	3,283	1,666
XPeng, Inc. - ADR (1)	18,473	175,493
		2,368,974
Auto Parts & Equipment - 0.5%
Ads-Tec Energy PLC (1)	937	2,108
CBAK Energy Technology, Inc. (1)	1,806	1,463
Microvast Holdings, Inc. (1)	6,053	6,356
QuantumScape Corp. - Class A (1)	9,084	63,588
SES AI Corp. - Class A (1)	7,855	12,804
Solid Power, Inc. (1)	3,327	7,552
		93,871
Beverages - 0.2%
Oatly Group AB - ADR (1)	11,029	25,698

Biotechnology - 0.0% (3)
GreenLight Biosciences Holdings PBC (1)	2,866	913
Veru, Inc. (1)	1,525	1,937
		2,850
Building Materials - 11.7%
AAON, Inc.	1,126	110,348
Apogee Enterprises, Inc.	486	20,684
Carrier Global Corp.	17,340	725,159
Johnson Controls International PLC	14,376	860,260
Lennox International, Inc.	736	207,486
LSI Industries, Inc.	526	6,675
PGT Innovations, Inc. (1)	1,318	33,820
Research Frontiers, Inc. (1)	634	1,014
Tecnoglass, Inc.	1,012	44,376
View, Inc. - Class A (1)	4,158	1,422
		2,011,244
Chemicals - 1.0%
Danimer Scientific, Inc. (1)	1,951	6,165
Daqo New Energy Corp. - ADR(1)	1,450	66,584
Livent Corp. (1)	3,712	81,107
Origin Materials, Inc. (1)	2,710	10,705
		164,561
Commercial Services - 3.5%
Bird Global, Inc. - Class A (1)	5,375	727
Quanta Services, Inc.	3,006	509,938
Ritchie Bros Auctioneers, Inc.	1,453	83,097
Willdan Group, Inc. (1)	252	3,692
		597,454
Distribution & Wholesale - 2.0%
Hudson Technologies, Inc. (1)	838	6,478
Ideanomics, Inc. (1)	10,873	261
LKQ Corp.	5,682	328,022
		334,761
Diversified Financial Services - 0.3%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,969	55,880

Electric - 3.0%
Altus Power, Inc. - Class A (1)	3,047	13,833
Ameresco, Inc. - Class A (1)	1,086	45,178
Atlantica Sustainable Infrastructure PLC	2,379	63,329
Brookfield Renewable Corp. - Class A	3,622	121,011
Clearway Energy, Inc. - Class A	4,394	127,338
FTC Solar, Inc. (1)	2,071	5,654
Ormat Technologies, Inc.	1,176	100,913
ReNew Energy Global PLC - Class A (1)	6,396	32,747
		510,003
Electrical Components & Equipment - 1.1%
Acuity Brands, Inc.	670	105,445
Blink Charging Co. (1)	1,318	9,397
ChargePoint Holdings, Inc. - Class A (1)	7,154	62,025
ESS Tech, Inc. - Class A (1)	2,864	3,065
Orion Energy Systems, Inc. (1)	610	939
		180,871
Electronics - 6.4%
ABB Ltd. - ADR	26,868	969,666
Badger Meter, Inc.	617	81,648
Itron, Inc. (1)	952	50,837
KULR Technology Group, Inc. (1)	2,179	1,416
		1,103,567
Energy - Alternate Sources - 12.1%
Advent Technologies Holdings, Inc. (1)	940	714
Array Technologies, Inc. (1)	3,247	66,401
Azure Power Global Ltd. (1)	1,141	2,465
Ballard Power Systems, Inc. (1)	6,546	28,933
Beam Global (1)	182	1,623
Broadwind, Inc. (1)	392	1,944
Canadian Solar, Inc. (1)	1,359	50,854
Eco Wave Power Global AB - ADR (1)	1,235	3,495
Emeren Group Ltd. - ADR (1)	1,383	5,643
Energy Vault Holdings, Inc. (1)	2,623	4,433
Enphase Energy, Inc. (1)	2,825	463,865
Eos Energy Enterprises, Inc. (1)	1,423	2,405
First Solar, Inc. (1)	2,210	403,502
Fluence Energy, Inc. - Class A (1)	3,761	67,924
Flux Power Holdings, Inc. (1)	301	1,177
FREYR Battery SA (1)	3,077	21,754
FutureFuel Corp.	811	6,083
Heliogen, Inc. (1)	3,709	1,041
JinkoSolar Holding Co. Ltd. - ADR (1)	1,053	52,239
Maxeon Solar Technologies Ltd. (1)	859	24,146
Montauk Renewables, Inc. (1)	3,159	21,007
NextEra Energy Partners L.P.	1,809	104,036
Plug Power, Inc. (1)	12,324	111,286
Shoals Technologies Group, Inc. (1)	3,530	73,742
SolarEdge Technologies, Inc. (1)	1,170	334,187
SPI Energy Co. Ltd. (1)	550	715
Spruce Power Holding Corp. (1)	2,854	2,002
Stem, Inc. (1)	2,917	12,339
Sunnova Energy International, Inc. (1)	2,542	45,654
SunPower Corp. (1)	3,776	49,919
Sunrun, Inc. (1)	4,449	93,607
Sunworks, Inc. (1)	671	544
TPI Composites, Inc. (1)	793	9,801
		2,069,480
Engineering & Construction - 1.5%
Comfort Systems USA, Inc.	752	112,416
TopBuild Corp. (1)	672	151,523
		263,939
Environmental Control - 12.6%
Aqua Metals, Inc. (1)	1,493	1,717
Centrus Energy Corp. - Class A (1)	276	8,087
Denison Mines Corp. (1)	20,796	22,875
GFL Environmental, Inc. - SVS	9,555	346,846
Harsco Corp. (1)	1,502	10,319
Li-Cycle Holdings Corp. (1)	3,230	15,342
Lightbridge Corp. (1)	216	793
Perma-Fix Environmental Services, Inc. (1)	248	2,252
PureCycle Technologies, Inc. (1)	3,138	20,617
PyroGenesis Canada, Inc. (1)	4,316	3,201
Quest Resource Holding Corp. (1)	374	2,010
Waste Connections, Inc.	5,364	746,401
Waste Management, Inc.	5,904	980,359
		2,160,819
Food - 0.4%
Beyond Meat, Inc. (1)	1,437	19,457
SunOpta, Inc. (1)	1,976	16,796
The Hain Celestial Group, Inc. (1)	1,690	30,302
		66,555
Home Builders - 0.4%
Installed Building Products, Inc.	611	75,929

Household Products & Wares - 0.1%
Quanex Building Products Corp.	627	11,976

Internet - 0.0% (3)
Swvl Holdings Corp. (1)	1	1

Iron & Steel - 7.7%
Commercial Metals Co.	2,475	115,558
Nucor Corp.	5,441	806,247
Schnitzer Steel Industries, Inc. - Class A	622	17,970
Steel Dynamics, Inc.	3,712	385,862
		1,325,637
Leisure Time - 0.1%
Gogoro, Inc. (1)	5,606	18,836
Niu Technologies - Class A - ADR (1)	1,498	5,573
		24,409
Machinery - Construction & Mining - 0.3%
NuScale Power Corp. - Class A (1)	4,834	42,877
Wallbox NV - Class A (1)	3,627	9,902
		52,779
Machinery - Diversified - 1.0%
CSW Industrials, Inc.	327	44,037
GrafTech International Ltd.	5,016	23,625
Watts Water Technologies, Inc. - Class A	693	112,079
		179,741
Metal Fabricate & Hardware - 0.8%
Valmont Industries, Inc.	450	130,752

Mining - 9.0%
Cameco Corp.	9,187	252,551
Gatos Silver, Inc. (1)	1,724	10,292
Gold Resource Corp.	2,508	2,312
Hecla Mining Co.	12,662	76,605
ioneer Ltd. - ADR (1)	1,708	14,347
IperionX Ltd. - ADR (1)	673	5,041
Lithium Americas Corp. (1)	2,823	56,404
MP Materials Corp. (1)	3,793	82,194
NexGen Energy Ltd. (1)	14,237	55,524
Piedmont Lithium, Inc. (1)	379	21,793
Southern Copper Corp.	12,117	930,949
TMC the metals Co., Inc. (1)	5,075	4,134
Uranium Energy Corp. (1)	8,307	21,681
Ur-Energy, Inc. (1)	5,757	5,372
Westwater Resources, Inc. (1)	915	741
		1,539,940
Miscellaneous Manufacturers - 5.2%
Eaton Corp PLC	5,270	880,722
Loop Industries, Inc. (1)	915	2,992
		883,714
Retail - 0.8%
Allego NV (1)	5,081	9,755
ATRenew, Inc. - Class A - ADR (1)	4,385	9,647
Beacon Roofing Supply, Inc. (1)	1,393	83,831
EVgo, Inc. - Class A (1)	5,713	34,221
		137,454
Software - 3.5%
8x8, Inc. (1)	2,118	6,079
DocuSign, Inc. (1)	4,165	205,917
Faraday Future Intelligent Electric, Inc. - Class A (1)	15,847	2,702
Kaltura, Inc. (1)	2,723	5,037
Zoom Video Communications, Inc. - Class A (1)	6,076	373,249
		592,984
Telecommunications - 0.1%
AudioCodes Ltd.	602	6,140
Preformed Line Products Co.	91	11,310
		17,450
Total Common Stocks
(Cost $18,181,963)		17,050,092

Short-Term Investments - 0.4%
Money Market Funds - 0.4%
First American Government Obligations Fund, Class X, 4.725% (2)	71,249	71,249
Total Short-Term Investments
(Cost $71,249)		71,249

Total Investments in Securities - 99.8%
(Cost $18,253,212)		17,121,341
Other Assets in Excess of Liabilities - 0.2%		38,282
Total Net Assets - 100.0%		$17,159,623

ADR	American Depositary Receipt.
SVS	Subordinate Voting Shares.
(1)	Non-income producing security.
(2)	The rate shown is the annualized seven-day effective yield as of April 30, 2023.
(3)	Does not round to 0.1% or (0.1)%, as applicable.

Summary of Fair Value Exposure at April 30, 2023 (Unaudited)

The Carbon Collective Climate Solutions U.S. Equity ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2023:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$17,050,092	$-	$-	$17,050,092
Short-Term Investments	71,249	-	-	71,249
Total Investments in Securities	$17,121,341	$-	$-	$17,121,341

(1) See Schedule of Investments for the industry breakout.